EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Outstanding shares roll forward (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Total outstanding shares at beginning of period (in shares)	23,743,475,754	22,281,017,159
Issuance of shares (in shares)	0	1,462,458,595
Total outstanding shares at end of period (in shares)	23,743,475,754	23,743,475,754